ATAC US Rotation ETF

Schedule of Investments

May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
ProShares UltraPro Russell 2000	15,762	$537,484
Schwab U.S. Large-Cap Growth ETF (a)	85,731	2,362,746
Vanguard Small-Cap ETF	3,192	728,383
TOTAL EXCHANGE TRADED FUNDS (Cost $3,628,980)		3,628,613

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.23% (b)	3,539	3,539
TOTAL SHORT-TERM INVESTMENTS (Cost $3,539)		3,539

TOTAL INVESTMENTS - 99.6% (Cost $3,632,519)		3,632,152
Other Assets in Excess of Liabilities - 0.4%		12,772
TOTAL NET ASSETS - 100.0%		$3,644,924

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

ATAC US Rotation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$3,628,613	$—	$—	$3,628,613
Money Market Funds	3,539	—	—	3,539
Total Investments	$3,632,152	$—	$—	$3,632,152